Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Past Due Financial Assets Modified to Debtors (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		¥ 5,500	¥ 900
Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	¥ 10,522
30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	91
90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	291
Consumer borrowers
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		808	900
Consumer borrowers | Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	35
Consumer borrowers | 30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	91
Consumer borrowers | 90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	7
Consumer borrowers | Real estate loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		5	4
Consumer borrowers | Real estate loans | Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	1
Consumer borrowers | Real estate loans | 30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Consumer borrowers | Real estate loans | 90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Consumer borrowers | Card loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		2	6
Consumer borrowers | Card loans | Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Consumer borrowers | Card loans | 30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Consumer borrowers | Card loans | 90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Consumer borrowers | Other
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		¥ 801	¥ 890
Consumer borrowers | Other | Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	34
Consumer borrowers | Other | 30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	91
Consumer borrowers | Other | 90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	7
Corporate borrowers | Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	6,140
Corporate borrowers | 30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Corporate borrowers | 90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	284
Corporate borrowers | Non-recourse Loans | Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	1,277
Corporate borrowers | Non-recourse Loans | Current | The Americas
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	1,277
Corporate borrowers | Non-recourse Loans | 30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Corporate borrowers | Non-recourse Loans | 30-89 days past-due | The Americas
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Corporate borrowers | Non-recourse Loans | 90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Corporate borrowers | Non-recourse Loans | 90 days or more past-due | The Americas
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Corporate borrowers | Other than non-recourse loans | Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	4,863
Corporate borrowers | Other than non-recourse loans | Current | Real estate companies | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	37
Corporate borrowers | Other than non-recourse loans | Current | Commercial, industrial and other companies | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	481
Corporate borrowers | Other than non-recourse loans | Current | Commercial, industrial and other companies | Overseas
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	4,345
Corporate borrowers | Other than non-recourse loans | 30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Corporate borrowers | Other than non-recourse loans | 30-89 days past-due | Real estate companies | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Corporate borrowers | Other than non-recourse loans | 30-89 days past-due | Commercial, industrial and other companies | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Corporate borrowers | Other than non-recourse loans | 30-89 days past-due | Commercial, industrial and other companies | Overseas
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Corporate borrowers | Other than non-recourse loans | 90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	284
Corporate borrowers | Other than non-recourse loans | 90 days or more past-due | Real estate companies | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	32
Corporate borrowers | Other than non-recourse loans | 90 days or more past-due | Commercial, industrial and other companies | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	230
Corporate borrowers | Other than non-recourse loans | 90 days or more past-due | Commercial, industrial and other companies | Overseas
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	22
Loans to Equity Method Investees | Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	4,347
Loans to Equity Method Investees | 30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Loans to Equity Method Investees | 90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	¥ 0